Income Taxes - Schedule of Major Components of the Deferred Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Major Components of the Deferred Taxes [Abstract]
Account receivable, net	$ 23,700	$ 8,600
Accumulated depreciation	(1,500)	(1,500)
Intangible assets, net	(69,800)	(69,300)
Accrued expenses	185,400	114,900
Net operating loss	7,690,200	6,982,200
Deferred tax asset valuation allowance	(7,828,000)	(7,034,900)
Deferred taxes